Amount Due From/To Related Parties (Details) - Schedule of statement of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Statement Of Comprehensive Income Abstract
Fair value movement on convertible notes (note 27)		$ (453,331)
Interest on convertible loans (note 24)	(322,748)	(1,836,468)
Interest on working capital loans (note 27)	(88,757)	(221,372)
Consultancy fees paid to Shuaa		(3,100,000)
Revenues from Du and Mobily	1,248,248	1,445,268
Fees paid to Du and Mobily (cost of revenue)	$ (305,394)	$ (577,674)